Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	$ 50,494
Acquisition costs - cash
Administration
Camp operations
Corporate social responsibility
Drilling expenses
Environment, health & safety
Geology
Geophysics
Infrastructure
Helicopter charter aircraft
Property maintenance
Technical studies
Exploration and evaluation assets
Balance at the end of the year	64,479	50,494
Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	1,416
Balance at the end of the year	1,719	1,416
Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	401
Balance at the end of the year	431	401
Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	64
United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	6
Balance at the end of the year	8	6
Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	48,671
Balance at the end of the year	62,257	48,671
Exploration and Evaluation Assets Arising From Acquisition [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	534	497
Acquisition costs - cash	68	37
Administration
Camp operations
Corporate social responsibility
Drilling expenses
Environment, health & safety
Geology
Geophysics
Infrastructure
Helicopter charter aircraft
Property maintenance
Technical studies
Exploration and evaluation assets
Balance at the end of the year	602	534
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	278	268
Acquisition costs - cash	10	10
Administration
Camp operations
Corporate social responsibility
Drilling expenses
Environment, health & safety
Geology
Geophysics
Infrastructure
Helicopter charter aircraft
Property maintenance
Technical studies
Exploration and evaluation assets
Balance at the end of the year	288	278
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	214	206
Acquisition costs - cash	8	8
Administration
Camp operations
Corporate social responsibility
Drilling expenses
Environment, health & safety
Geology
Geophysics
Infrastructure
Helicopter charter aircraft
Property maintenance
Technical studies
Exploration and evaluation assets
Balance at the end of the year	222	214
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Acquisition costs - cash	42
Administration
Camp operations
Corporate social responsibility
Drilling expenses
Environment, health & safety
Geology
Geophysics
Infrastructure
Helicopter charter aircraft
Property maintenance
Technical studies
Exploration and evaluation assets
Balance at the end of the year	42
Exploration and Evaluation Assets Arising From Acquisition [Member] | United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	6	3
Acquisition costs - cash	2	3
Administration
Camp operations
Corporate social responsibility
Drilling expenses
Environment, health & safety
Geology
Geophysics
Infrastructure
Helicopter charter aircraft
Property maintenance
Technical studies
Exploration and evaluation assets
Balance at the end of the year	8	6
Exploration and Evaluation Assets Arising From Acquisition [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	36	20
Acquisition costs - cash	6	16
Administration
Camp operations
Corporate social responsibility
Drilling expenses
Environment, health & safety
Geology
Geophysics
Infrastructure
Helicopter charter aircraft
Property maintenance
Technical studies
Exploration and evaluation assets
Balance at the end of the year	42	36
Exploration and Evaluation Assets Arising From Exploration [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	49,960	37,845
Administration	491	518
Camp operations	2,943	3,004
Corporate social responsibility	60	37
Drilling expenses	4,489	3,337
Environment, health & safety	135	99
Geology	739	753
Geophysics	854	1,016
Infrastructure	31	255
Helicopter charter aircraft	4,138	3,058
Property maintenance	22	7
Technical studies	15	31
Exploration and evaluation assets	13,917	12,115
Balance at the end of the year	63,877	49,960
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	1,138	1,085
Administration	2	2
Camp operations
Corporate social responsibility	1
Drilling expenses	219
Environment, health & safety
Geology	40	48
Geophysics	29	2
Infrastructure
Helicopter charter aircraft
Property maintenance	2
Technical studies		1
Exploration and evaluation assets	293	53
Balance at the end of the year	1,431	1,138
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	187	173
Administration	2
Camp operations
Corporate social responsibility	1
Drilling expenses
Environment, health & safety
Geology	17	14
Geophysics
Infrastructure
Helicopter charter aircraft
Property maintenance	2
Technical studies
Exploration and evaluation assets	22	14
Balance at the end of the year	209	187
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration	1
Camp operations
Corporate social responsibility
Drilling expenses
Environment, health & safety
Geology	20
Geophysics	1
Infrastructure
Helicopter charter aircraft
Property maintenance
Technical studies
Exploration and evaluation assets	22
Balance at the end of the year	22
Exploration and Evaluation Assets Arising From Exploration [Member] | United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration
Camp operations
Corporate social responsibility
Drilling expenses
Environment, health & safety
Geology
Geophysics
Infrastructure
Helicopter charter aircraft
Property maintenance
Technical studies
Exploration and evaluation assets
Balance at the end of the year
Exploration and Evaluation Assets Arising From Exploration [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	48,635	36,587
Administration	486	516
Camp operations	2,943	3,004
Corporate social responsibility	58	37
Drilling expenses	4,270	3,337
Environment, health & safety	135	99
Geology	662	691
Geophysics	824	1,014
Infrastructure	31	255
Helicopter charter aircraft	4,138	3,058
Property maintenance	18	7
Technical studies	15	30
Exploration and evaluation assets	13,580	12,048
Balance at the end of the year	$ 62,215	$ 48,635